Business Combinations - Summary of Value of the Assets Acquired and Liabilities Assumed (Parenthetical) (Detail) - Jan. 31, 2023 € in Millions, $ in Millions	CAD ($)	EUR (€)
Pinion [Member]
Disclosure of detailed information about business combination [line items]
Cash acquired	$ 0.4	€ 0.3